Income Taxes (Components of Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Income Taxes [Abstract]
Current income tax expense (benefit): Federal	$ (195)	$ (211)
Current income tax expense (benefit): State	(33)	(5)
Current Income Tax Expense (Benefit), Total	(228)	(216)
Deferred income tax expense (benefit): Federal	60	96
Deferred income tax expense (benefit): State	(7)	22
Deferred Income Tax Expense (Benefit), Total	53	118
Income Tax Expense (Benefit), Total	$ (175)	$ (98)